MANAGED INCOME SECURITIES PLUS FUND, INC.














ANNUAL REPORT
DECEMBER 31, 1997

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                             LETTER TO SHAREHOLDERS


                                                                January 25, 1998

Dear Shareholders:

         We are pleased to present the first annual report for the Managed Income Securities Plus Fund, Inc. (the "Fund"). Enclosed you will find audited financial statements for the Fund, including a complete summary of portfolio investments, for the period ended December 31, 1997.

         The Fund commenced investment operations on February 5, 1997. The initial net asset value ("NAV") of the Fund's common shares was $10,000.00 per share. At December 31, 1997 the NAV of the Fund's common shares was $10,185.75 per share, representing an increase in total return, based on NAV, of 2.78%, for the period February 5, 1997 through December 31, 1997, assuming reinvestment of dividends and distributions. Additional performance data can be found in the "Financial Highlights" section of this report.

        We appreciate your interest in the Fund, and would be pleased to respond to any questions or comments. If you have any questions, please feel free to call the Fund at 212-272-9027.


Sincerely,

/s/ Eli Wachtel
Eli Wachtel
President
Managed Income Securities Plus Fund, Inc.


                   MANAGED INCOME SECURITIES PLUS FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL       MARKET
                                                                    AMOUNT         VALUE
                                                                   (OOO's)+       (NOTE A)
DESCRIPTION
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 41.28%
U.S. GOVERNMENT OBLIGATIONS - 40.60%
U.S. TREASURY BOND - 0.20%
U.S. Treasury Bond, 6.375%, 08/15/27 (cost $1,049,375) .......         1,000   $  1,055,870
                                                                              -------------
U.S. TREASURY NOTES - 40.40%
U.S. Treasury Notes, 5.625%, 12/31/99 ........................         2,000      1,999,531
U.S. Treasury Notes, 5.625%, 12/31/02 ........................         1,000        996,340
U.S. Treasury Notes, 7.250%, 08/15/04 ........................       194,000    209,814,861
U.S. Treasury Notes, 6.625%, 05/15/07 ........................           600        635,339
Total U.S. Treasury Notes (cost $207,689,494) ................                  213,446,071
                                                                              -------------
Total U.S. Government Obligations (cost $208,738,869) ........                  214,501,941
                                                                              -------------

FOREIGN DEBT OBLIGATIONS - 0.68%
CANADA - 0.10%
Canada Government Debentures, 6.500%, 06/01/04 (cost $549,783)  CND      750        551,607
                                                                              -------------
GERMANY - 0.58%
Deutschland Republic Bond, 6.750%, 07/15/04 (cost $3,033,859)   DEM    5,000      3,031,276
                                                                              -------------
Total Foreign Debt Obligations (cost $3,583,642) .............                    3,582,883
                                                                              -------------

Total Long-term Investments (cost $212,322,511) ..............                  218,084,824
                                                                              -------------
SHORT-TERM INVESTMENTS - 58.72%

COMMERCIAL PAPER - 41.59%
Barton Capital Corp., 5.80%, 01/20/98 ........................        10,000      9,969,389
Delaware Funding Corp., 5.81%, 01/06/98 ......................        25,000     24,979,826
Ford Motor Credit Corp., 5.77%, 01/09/98 .....................        25,000     24,967,944
General Electric Capital Corp., 5.77%, 01/16/98 ..............        25,000     24,939,896
Greenwich Funding Corp., 5.83%, 01/09/98 .....................        25,160     25,127,404
IBM Corp., 5.77%, 01/14/98 ...................................        25,000     24,947,910
Merrill Lynch & Co., Inc., 5.80%, 01/16/98 ...................        25,000     24,939,583
Standard Credit Card Trust, 5.80%, 01/13/98 ..................        25,000     24,951,667
Twin Towers Inc., 5.80%, 01/13/98 ............................        25,000     24,951,667
Windmill Funding Corp., 5.95%, 01/15/98 ......................        10,000      9,976,861
                                                                              -------------
Total Commercial Paper (cost $219,752,148) ...................                  219,752,147
                                                                              -------------




                                       2



                   MANAGED INCOME SECURITIES PLUS FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL       MARKET
                                                                    AMOUNT         VALUE
                                                                   (OOO's)+       (NOTE A)
DESCRIPTION
--------------------------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 16.98%
Federal Home Loan Mortgage Corporation
    5.68%*, 01/23/98 .........................................        55,000   $ 54,809,089
    5.68%*,01/23/98 ..........................................        35,000     34,878,511
                                                                              -------------
Total U.S. Government Agency Discount Notes (cost $89,687,600)                   89,687,600
                                                                              -------------

INVESTMENT COMPANIES - 0.15%                                         SHARES
----------------------------                                         ------
The Milestone Funds Treasury Obligations Portfolio, Institutional Shares **
( cost - $815,217)............................................       815,217        815,217
                                                                              -------------
Total Short-Term Investments (cost - $310,254,964)............                  310,254,964
                                                                              -------------
Total Investments (cost - $522,577,476) - 100.00%.............                $ 528,339,788
                                                                              =============



+   Denominated in United States dollars unless otherwise indicated.
*   Effective yield on date of purchase.
**  Money Market Fund.
CND Canadian Dollar.
DEM German Deutschemark.

                   MANAGED INCOME SECURITIES PLUS FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997



ASSETS
   Investments, at value (cost $522,577,476)(Notes A,C)..........   $528,339,788
   Interest receivable ..........................................      5,479,590
   Receivable for investments sold ..............................      1,106,019
   Deferred organization expenses (Note A) ......................         27,189
   Prepaid Insurance ............................................          3,141
                                                                    ------------
              Total assets ......................................    534,955,727
                                                                    ------------

LIABILITIES
  Payable for investments purchased .............................      8,385,770
  Notes payable (Note A) ........................................         50,000
  Advisory fee payable (Note B) .................................         33,445
  Payable for open forward foreign currency exchange
     contracts (Notes A,D) ......................................         16,743
  Accounting and administration fees payable (Note B) ...........          6,795
  Accrued expenses ..............................................        144,019
                                                                    ------------
              Total liabilities .................................      8,636,772
                                                                    ------------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES .............   $526,318,955
                                                                    ============



NET ASSETS CONSIST OF:
   Preferred shares (Note E) ....................................   $200,000,000
   Common shares:
      Par value ($0.01, 32,036.8 shares issued and outstanding,
         97,000 shares authorized) ..............................            320
      Paid-in capital (Note E) ..................................    320,573,066
      Net unrealized appreciation in value of investments
         and translation of other assets and liabilities
         denominated in foreign currencies ......................      5,745,569
                                                                    ------------
              Net assets applicable to outstanding capital shares   $526,318,955
                                                                    ============

              Net assets applicable to outstanding common shares    $326,318,955
                                                                    ============
NET ASSET VALUE PER COMMON SHARE:
      ($326,318,955 / 32,036.8)............                         $  10,185.75
                                                                    ============



    The accompanying notes are an integral part of the financial statements.



                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                             STATEMENT OF OPERATIONS
           FOR THE PERIOD FEBRUARY 5, 1997* THROUGH DECEMBER 31, 1997


INVESTMENT INCOME
     Interest (Note A)..............................................  $27,356,683
                                                                      -----------


EXPENSES
     Advisory fees (Note B) .......................................       350,762
     Accounting and administration fees (Note B) ..................        72,329
     Preferred stock credit rating fee ............................        70,000
     Legal and auditing fees ......................................        54,474
     Custodian fees and expenses (Note B) .........................        51,607
     Transfer agent fees and expenses .............................        27,723
     Directors' fees and expenses .................................        20,701
     Amortization of organizational costs (Note A) ................         6,002
     Interest and other (Note A)...................................        21,013
                                                                      -----------
          Total expenses ..........................................       674,611
                                                                      -----------

     Net investment income ........................................    26,682,072
                                                                      -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY RELATED TRANSACTIONS
     Net realized gain from investments ...........................        47,834
     Net change in unrealized appreciation in value of
        investments and translation of other assets and liabilities
        denominated in foreign currencies .........................     5,745,569
                                                                      -----------

     Net realized and unrealized gain on investments and foreign
        currency related transactions .............................     5,793,403
                                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $32,475,475
                                                                      ===========



----------
* Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
           FOR THE PERIOD FEBRUARY 5, 1997* THROUGH DECEMBER 31, 1997



INCREASE IN NET ASSETS FROM
OPERATIONS
   Net investment income .......................................  $  26,682,072
   Net realized gain from investments ..........................         47,834
   Net change in unrealized appreciation in value of
     investments and translation of other assets and liabilities
     denominated in foreign currencies .........................      5,745,569
                                                                  -------------
   Net increase in net assets resulting from operations ........     32,475,475
                                                                  -------------

Dividends to preferred shareholders from
   Net investment income .......................................    (23,811,909)

Dividends and distributions to common shareholders from
   Net investment income .......................................     (2,885,777)
   Net realized gain from investments ..........................        (47,834)
                                                                  -------------
   Total dividends and distributions to shareholders ...........    (26,745,520)
                                                                  -------------

CAPITAL SHARE TRANSACTIONS
   Net proceeds from the sale of common and preferred shares....    520,589,000
                                                                  -------------

   Total increase in net assets ................................    526,318,955
                                                                  -------------

NET ASSETS
   Beginning of period .........................................           --
                                                                  -------------

   End of period ...............................................  $ 526,318,955
                                                                  =============

----------
* Commencement of investment operations.





    The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
           FOR THE PERIOD FEBRUARY 5, 1997* THROUGH DECEMBER 31, 1997


--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE**
     Net asset value, beginning of period ......................  $   10,000.00
                                                                  --------------
     Net investment income .....................................         836.13
     Net realized and unrealized gain on investments and
        foreign currency related transactions(1) ...............         187.38
                                                                  --------------
     Net increase in net assets resulting from operations ......       1,023.51
                                                                  --------------

     Dividends to preferred shareholders from
         Net investment income .................................        (746.19)
     Dividends and distributions to common shareholders from
         Net investment income .................................         (90.08)
         Net realized gains from investments ...................          (1.49)
                                                                  --------------
     Total dividends and distributions to shareholders .........        (837.76)
                                                                  --------------

     Net asset value, end of period ............................  $   10,185.75
                                                                  ==============
     Total investment return(2) ................................           2.78%
                                                                  ==============

RATIOS/SUPPLEMENTAL DATA
     Net assets applicable to outstanding capital shares
         at end of period (000's omitted) ......................  $     526,319
     Ratio of expenses to average net assets(3) ................          0.14%
     Ratio of net investment income to average net assets(3)....          5.71%
     Portfolio turnover rate   .................................         25.79%
     Value of preferred shares outstanding (000's omitted)......  $     200,000
     Net asset coverage per share of preferred shares,
         end of period .........................................  $     263,159
     Liquidation value per share of preferred shares(4)(Note E).  $     100,000

----------
  *    Commencement of investment operations.
 **    Calculated based on average shares outstanding.
 (1) The amount shown for a common share outstanding is not in accordance with the change in the aggregate gains and losses in investments during the period due to the timing of sales of Fund shares in connection with the Fund's offerings and fluctuating net asset values.
 (2) Total investment return is calculated assuming a purchase of common shares at the net asset value on the first day and a sale of common shares on the last day of the period. Total investment return includes reinvestment of dividends and distributions, if any. Underwriting discounts and commissions, if any, are not reflected in total investment return. Total investment return is not annualized.
 (3)   Annualized.
 (4)   Excluding accumulated but unpaid dividends, if any.


    The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS



NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed Income Securities Plus Fund, Inc. (the "Fund"), is a non-diversified, closed-end management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was incorporated under the laws of the State of Delaware on January 27, 1997.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on February 5, 1997, the Fund did not have any transactions other than those relating to organizational matters. Costs of $33,191 incurred by the Fund in connection with the organization, registration with the Commission and initial offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Fund. In the event that the Fund is liquidated prior to the end of the sixty-month period, The Bear Stearns Companies Inc. ("Bear Stearns") shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Investments are stated at fair value in the accompanying financial statements. Investments (including short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Fund's Board of Directors. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Expenses and fees, including the investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. The net asset value of the Fund is calculated at the end of each month and at any other times determined by the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities, if any, are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts are treated as adjustments to interest income and identified costs of investments over the lives of respective investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. During the period the contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. When the contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

U.S. FEDERAL TAX STATUS - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund intends not to be subject to a U.S.
federal excise tax.

FOREIGN CURRENCY TRANSLATIONS - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for U.S. federal income tax purposes.

Net currency gains from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in the value of investments and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received.

DIVIDENDS AND DISTRIBUTIONS - The Fund distributes, at least annually to shareholders of the common shares, substantially all of its net investment income and net realized short-term capital gains, if any after the required distributions on the preferred shares are met. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses to shareholders of the common shares, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to common and preferred shareholders are recorded by the Fund on the respective shares' ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

Dividends on the outstanding preferred shares of the Fund are cumulative from their respective settlement dates, and payable quarterly in arrears on March 30, June 30, September 30, and December 30 of each year (or the next succeeding business day), at a rate representing an annual dividend yield of 13.270% until and including December 30, 2006, and thereafter at a rate representing an annual dividend yield of 1.00%. At December 31, 1997, the Fund reclassified $15,614 from distributions in excess of net investment income and net realized short-term capital gains to paid-in capital.

OTHER - The Fund has outstanding $50,000 aggregate principal amounts of Floating Rate Notes (the "Notes") paying interest quarterly at a floating rate equal to the three month LIBOR plus 2.50% per annum over the yield of the one-year constant maturity Treasury Security. The Notes are redeemable at face value at any time by the Fund and are due upon the earlier of December 30, 2017 or the dissolution of the Fund.

NOTE B - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 1997, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of Bear Stearns, served as the Fund's investment adviser pursuant to an Investment Advisory Agreement with the Fund. Under the terms of the Investment Advisory Agreement, the Fund has agreed to pay the Adviser a monthly fee equal to an annual rate of 0.075% of the Fund's average monthly net assets.

As of December 4, 1997, the Bear Stearns Funds Management Inc. ("BSFM") changed its name to Bear Stearns Asset Management Inc. BSAM has delegated certain administrative services to a separate administrator, Bear Stearns Funds Management Inc. ("BSFMI"), a newly created wholly-owned subsidiary of Bear Stearns. BSFMI and BSAM are commonly owned and staffed by the same personnel and perform the same services called for by the Investment Advisory Agreement with BSFM. On February 4, 1998, at a regular meeting of the Fund's Board of Directors, the Board approved the investment advisory agreement with BSAM and the related delegation of duties to BSFMI.

Under the terms of an Administrative Services Agreement with the Fund, PFPC Inc. ("PFPC") provides certain fund accounting and administrative services to the Fund. For providing these services, the Fund has agreed to pay PFPC an annual fee of $80,000, plus out of pocket expenses, payable monthly.

PFPC also serves as the Fund's transfer agent, dividend disbursing agent and the registrar for the common shares, preferred shares and notes.

Custodial Trust Company ("CTC"), a wholly-owned subsidiary of Bear Stearns and an affiliate of the Adviser, serves as custodian to the Fund. For providing these services, the Fund has agreed to pay CTC a monthly fee equal to an annual rate of 0.01% of the Fund's average net assets, subject to a minimum annual fee of $6,000, plus transaction charges.

NOTE C - INVESTMENTS IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at December 31, 1997 was $522,577,476. Accordingly, the net unrealized appreciation of investments (including investments denominated in foreign currencies) of $5,762,313 was composed entirely of gross appreciation representing an excess of value over the cost of the Fund's investments.

For the period ended December 31, 1997, purchases and sales of securities, other than short-term investments, were $263,970,561 and $50,727,953, respectively.

NOTE D - OPEN FORWARD FOREIGN CURRENCY CONTRACTS

The following forward foreign currency contracts were held by the Fund at December 31, 1997:


                                 DELIVERY
                                   VALUE
                                  (LOCAL    SETTLEMENT                  MARKET   NET UNREALIZED
   CURRENCY                      CURRENCY)     DATE         COST        VALUE      GAIN/(LOSS)
   --------                      ---------     ----         ----        -----      -----------
 PURCHASES:
----------
Australian dollars                229,340    04/06/98   $  150,000   $  149,720   $  (280)
Canadian dollars                  791,558    01/06/98      554,032      553,143      (889)
Canadian dollars                  714,300    04/06/98      500,000      501,166     1,166
Denmark krone                   1,532,250    04/06/98      225,000      224,784      (216)
German deutschemarks            5,615,312    01/06/98    3,122,810    3,123,019       209
German deutschemarks            8,965,500    02/05/98    5,000,000    4,997,046    (2,954)
German deutschemarks              600,000    03/06/98      337,162      334,952    (2,210)
Great Britain pounds              607,478    02/06/98    1,000,000      996,149    (3,851)
Japanese yen                  259,000,000    02/06/98    2,000,000    1,994,972    (5,028)
Japanese yen                  103,560,000    02/09/98      800,000      798,006    (1,994)
Swedish krona                   1,975,750    04/06/98      250,000      249,788      (212)


SALES:
Canadian dollars                  791,558    04/06/98      555,479      555,588       109
German deutschemarks            5,615,312    02/05/98    3,128,308    3,126,843    (1,465)
Swiss francs                      486,120    03/06/98      337,162      338,034       872
                                                                                ---------
     Net Unrealized Loss:                                                       $ (16,743)
                                                                                ---------



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 97,000 shares of $0.01 par value common stock. The Fund currently has 32,036.8 shares of common stock outstanding, all of which are beneficially owned by Bear Stearns. The common stock has not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence the common shares may be offered or transferred only in a private transaction.

During the period ended December 31, 1997, the Fund had no transactions in its common shares, other than the sale of 32,036.8 shares to Bear Stearns for $320,589,000.

The Fund is authorized to issue up to 3,000 shares of $0.01 par value preferred stock. The Fund currently has 2,000 shares of preferred stock outstanding. The preferred stock has not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence the preferred stock may be offered or transferred only in a private transaction. As of December 31, 1997 the preferred stock was rated "aaa" by Moody's Investors Service.

During the period ended December 31, 1997, the Fund had no transactions in its preferred shares, other than the sale of 2,000 shares for $200,000,000.

No dividends shall be declared or paid or set apart for payment on any series of capital stock of the Fund ranking, as to dividends, on a parity with or junior to the preferred shares for any period, unless full cumulative dividends have been or contemporaneously are declared and paid, or declared and a sum sufficient for the payment thereof is set apart for such payments, on the preferred shares for all past dividend periods and the then-current dividend period.

Additionally, under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%.In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of the preferred stock at the time outstanding will be entitled to receive out of the assets of the Fund available for distribution to stockholders, before any distribution of assets is made to holders of common stock or any other class of stock ranking junior to the preferred stock upon liquidation, liquidating distributions equal to $100,000 per share.

The preferred shares are not redeemable, except upon the occurrence of a Tax Event (as defined under "Description of Preferred Stock - Rights Upon Liquidation" caption in the Fund's Offering Memorandum). In the event that a Tax Event has occurred, the Fund may, at its option, redeem, in whole, but not in part, the preferred shares at a redemption price equal to the Tax Event Redemption Price. The Tax Redemption Price will be (i) the sum of the present values of all future dividend payments due on the preferred shares (rounded to the nearest whole cent per share), discounted on a quarterly basis at the "Redemption Discount Rate" (as defined in the Fund's Offering Memorandum) to the dividend payment date immediately preceding the redemption date, plus (ii) any accrued but unpaid dividends up to and including the redemption date.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of the Fund's directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                         REPORT OF INDEPENDENT AUDITORS



To the Shareholders and Board of Directors,
Managed Income Securities Plus Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Managed Income Securities Plus Fund, Inc. (the "Fund"), as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period February 5, 1997 (commencement of investment operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian, brokers and issuers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Managed Income Securities Plus Fund, Inc. at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period presented, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP


Two World Financial Center
New York, NY 10281
February 18, 1998

BEAR STEARNS

MANAGED INCOME SECURITIES PLUS FUND, INC.

245 Park Avenue
New York, NY  10167
1-212-272-9027

DIRECTORS AND
CORPORATE OFFICERS
William J. Montgoris          Chairman of the Board
Eli Wachtel                   President and Director
Peter M. Bren                 Director
John R. McKernan,Jr.          Director
M.B. Oglesby,Jr.              Director
Frank J. Maresca              Vice President and Treasurer
Ellen T. Arthur               Secretary
Vincent L. Pereira            Vice President, Assistant Treasurer and
                              Assistant Secretary

INVESTMENT ADVISER
Bear Stearns Asset
Management Inc.
245 Park Avenue
New York, NY  10167

                              CO-ADMINISTRATOR,
                              ACCOUNTING AND
CUSTODIAN                     TRANSFER AGENT
Custodial Trust Company       PFPC Inc.
101 Carnegie Center           400 Bellevue Parkway
Princeton, NJ  08540          Wilmington, DE  19809

LEGAL COUNSEL                 INDEPENDENT AUDITORS
Skadden, Arps, Slate          Deloitte & Touche LLP
Meagher & Flom LLP            Two World Financial Center
919 Third Avenue              New York, NY  10281
New York, NY  10022

This report, including the financial statements herein, is submitted for the general information of shareholders of the Fund. It is not a prospectus, circular or representation intended for use in the purchase or sale of the Fund or of any securities menitoned in this report. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will flcutuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.